Expense Example, No Redemption {- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Global Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Global Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,436
5 Years	2,284
10 Years	4,462
Fidelity Advisor Global Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	1,298
5 Years	2,203
10 Years	4,512
Fidelity Advisor Global Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	1,147
5 Years	2,190
10 Years	4,631
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	817
5 Years	1,646
10 Years	3,804
Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	783
5 Years	1,595
10 Years	$ 3,718